Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATIONAL ACTIVITIES
NET INCOME	R$ 1,444,004	R$ 1,118,255	R$ 874,472
Adjustments to reconcile net income for the period with cash generated from operating activities
Unrealized monetary and cambial variation and debt charges - net	767,751	900,610	1,171,228
Interest - bonus from the grant of concession agreements under the quota system	(85,986)	(82,160)	(96,783)
Gain on transmission concession agreement	(268,904)	(129,769)	(98,780)
Reversal of estimated losses on transmission concession agreement	0	0	(29,025)
Gain on remeasurement of the cash flow from the RBSE assets	(82,640)	(361,156)	(809,639)
Result of the adoption of the Special Tax Regularization Program	0	(154,197)	0
Income tax and social contribution	580,065	379,943	589,322
Deferred income tax and social contribution	(68,072)	(105,257)	(69,632)
Equity in earnings of investees	(135,888)	(101,739)	(166,411)
Result of renegotiation of hydrological risk - GSF	0	0	(26,872)
Appropriation of actuarial calculation of post-employment benefits	97,900	97,511	130,707
Appropriation of pension and healthcare contributions	151,215	153,069	142,735
Creation for research and development and energy efficiency programs	125,369	118,753	101,946
Recognition of fair value of accounts receivable related to concession	(47,499)	(57,080)	(132,741)
Sectorial financial assets and liabilities result	(985,344)	(767,040)	1,079,662
Depreciation and amortization	749,179	731,599	708,296
Net operating estimated losses, provisions and reversals	306,697	365,539	768,696
Result from the change of the investment valuation method	0	0	(52,107)
Losses in the business combination	3,769	0	0
Result of disposal of investment	(8,174)	(28,650)	0
Fair value in the purchase and sale of power in the active market	(3,786)	0	0
Impairment of accounts receivable related to concession	1,536	17	54
Loss on disposal of contract assets	9,762	0	0
Loss on disposal of property, plant and equipment	68,450	64,508	27,316
Loss on disposal of intangible assets	28,742	42,740	47,434
Total	2,648,146	2,185,496	4,159,878
Decrease (increase) in assets
Trade accounts receivable	191,113	(322,814)	578,116
Dividends and interest on own capital received	50,858	44,334	154,877
CRC transferred to the Government of the State of Paraná	260,117	97,085	49,425
Judicial deposits	87,853	96,028	62,324
Sectorial financial assets	482,974	0	258,779
Other receivables	17,292	(44,193)	15,244
Inventories	(5,726)	20,078	381
Income tax and social contribution	360,855	146,602	(69,989)
Other current taxes recoverable	(74,003)	87,884	(25,608)
Prepaid expenses	8,520	12,128	10,096
Related Parties	0	(667)	0
Total decrease (increase) in assets	1,379,853	136,465	1,033,645
Increase (decrease) in liabilities
Payroll, social charges and accruals	(29,845)	26,170	29,396
Related parties	(59)	0	0
Suppliers	(572,306)	275,370	(666,864)
Other taxes	75,234	24,795	(62,239)
Post-employment benefits	(204,809)	(200,848)	(187,143)
Sectorial charges due	(70,507)	8,313	(135,746)
Research and development and energy efficiency	(91,015)	(104,512)	(58,831)
Payable related to the concession	(64,365)	(65,871)	(648,593)
Sectorial financial liabilities	0	419,220	0
Other accounts payable	103,464	(101,062)	(23,605)
Provisions for legal claims	(144,171)	(124,395)	(193,197)
Total increase (decrease) in liabilities	(998,379)	157,180	(1,946,822)
CASH GENERATED BY OPERATING ACTIVITIES	3,029,620	2,479,141	3,246,701
Income tax and social contribution paid	(468,552)	(335,087)	(859,784)
Loans and financing - interest due and paid	(289,095)	(532,033)	(362,128)
Debentures - interest due and paid	(501,002)	(622,815)	(547,971)
NET CASH GENERATED FROM OPERATING ACTIVITIES	1,770,971	989,206	1,476,818
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(75,804)	48,512	13,664
Loans and financing granted to related parties	0	(5,145)	(9,422)
Receipt of loans and financing granted to related parties	117,645	24,985	5,112
Additions to contract assets	(792,835)	0	0
Customers contributions - contract assets	106,764	0	0
Acquisitions of subsidiaries - effect on cash	7,998	0	0
Disposal of investments	0	484,608	0
Additions in investments	(51,557)	(248,243)	(505,098)
Capital reduction of investees	35,280	0	74,983
Additions to property, plant and equipment	(1,489,067)	(1,205,508)	(1,284,436)
Customers contributions - property, plant and equipment	12	0	40
Additions to intangible assets	(7,589)	(806,240)	(928,727)
Customers contributions - intangible assets	0	125,858	122,809
NET CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	(2,149,153)	(1,581,173)	(2,511,075)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	1,314,766	800,044	93,806
Issue of Debentures	2,890,283	2,242,521	1,822,965
Payments of principal - loans and financing	(1,126,144)	(971,187)	(226,973)
Payments of principal - debentures	(1,491,667)	(915,005)	(785,239)
Dividends and interest on own capital paid	(300,722)	(506,404)	(368,956)
NET CASH GENERATED FROM FINANCING ACTIVITIES	1,286,516	649,969	535,603
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	908,334	58,002	(498,654)
Cash and cash equivalents at the beginning of the period	1,040,075	982,073	1,480,727
Cash and cash equivalents at the end of the period	1,948,409	1,040,075	982,073
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 908,334	R$ 58,002	R$ (498,654)